INVENTORIES	12 Months Ended
Dec. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure of inventories [text block]
NOTE 4.  INVENTORIES
	12-31-2018	12-31-2017
Components of Inventory	ThU.S.$	ThU.S.$
Raw materials	56,213	103,049
Production supplies	122,794	98,548
Work in progress	66,432	56,194
Finished goods	610,203	441,726
Spare Parts	174,554	168,945
Total Inventories	1,030,196	868,462

Inventories recognized as cost of sales at December 31, 2018 were ThU.S.$
3,662,348
(ThU.S.$3,510,009 and ThU.S.$ 3,423,439 at December 31, 2017 and 2016, respectively).

In order to have the inventories recorded at net realizable value at December 31, 2018, a net decrease of inventories was recognized associated with a higher provision of obsolescence of ThU.S.$2,038 (ThU.S.$1,264 and ThU.S.$ 8,397 at December 31, 2017 and 2016, respectively). As of December 31, 2018, the amount of obsolescence provision is ThU.S.$29,658 (ThU.S.$28,684 at December 31, 2017).

At December 31, 2018, there were inventory write-offs of ThU.S.$6,760 (ThU.S.$ 1,427 and ThU.S.$ 1,332 at December 31, 2017 and 2016, respectively)

The inventory obsolescence provision is calculated based on the sales conditions of products and age of inventory (inventory turnover).

As of the date of these consolidated financial statements, there are no inventories pledged as security to report.